UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.
(a)

Cambria Endowment Style ETF Ticker: ENDW Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Semi-Annual Shareholder Report https://www.cambriafunds.com/ENDW

This semi-annual shareholder report contains important information about the Cambria Endowment Style ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.cambriafunds.com/ENDW. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.05%

KEY FUND STATISTICS (as of Period End)
Net Assets	$143,162,146	Portfolio Turnover Rate*	7%
# of Portfolio Holdings	72	Fund Advisory Fees	$0
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	74.1%
Common Stocks	22.7%
Investments Purchased with Proceeds from Securities Lending	2.0%
Cash and Cash Equivalents	1.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Cambria Foreign Shareholder Yield ETF	12.7%
Cambria Emerging Shareholder Yield ETF	10.8%
Cambria Value and Momentum ETF	9.4%
Cambria Chesapeake Pure Trend ETF	5.5%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	5.4%
Cambria Global Value ETF	5.4%
Cambria Shareholder Yield ETF	5.1%
Cambria Global Real Estate ETF	5.0%
iMGP DBi Managed Futures Strategy ETF	4.6%
State Street SPDR S&P Global Natural Resources ETF	2.7%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.cambriafunds.com/ENDW. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: May 31, 2026
Distributed by ALPS Distributors, Inc.

Cambria Global EW ETF Ticker: GEW Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Semi-Annual Shareholder Report https://www.cambriafunds.com/gew

This semi-annual shareholder report contains important information about the Cambria Global EW ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.cambriafunds.com/gew. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$13	0.25%

KEY FUND STATISTICS (as of Period End)
Net Assets	$140,915,856	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	448	Fund Advisory Fees	$181,720
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	82.4%
Exchange Traded Funds	15.4%
Real Estate Investment Trusts	0.9%
Cash and Cash Equivalents	1.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Invesco S&P 500 Low Volatility ETF	5.7%
Walmart, Inc.	1.9%
Exxon Mobil Corp.	1.6%
Palo Alto Networks, Inc.	1.2%
Berkshire Hathaway, Inc.	1.2%
State Street SPDR S&P 500 ETF Trust	1.1%
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	1.1%
Vanguard Total Stock Market ETF	1.0%
Broadcom, Inc.	1.0%
Constellation Energy Corp.	1.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.cambriafunds.com/gew. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2026
Distributed by ALPS Distributors, Inc.

Cambria Tax Aware ETF Ticker: TAX Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Semi-Annual Shareholder Report https://cambriafunds.com/tax

This semi-annual shareholder report contains important information about the Cambria Tax Aware ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://cambriafunds.com/tax. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.39%

KEY FUND STATISTICS (as of Period End)
Net Assets	$25,454,361	Advisory Fees	$63,826
# of Portfolio Holdings	101	Fees Waived and/or Expenses Reimbursed	$(13,638)
Portfolio Turnover Rate*	38%	Net Fund Advisory Fees	$50,188
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	22.0%
Information Technology	20.6%
Health Care	18.5%
Consumer Discretionary	14.7%
Financials	8.6%
Communication Services	6.1%
Consumer Staples	3.8%
Real Estate	2.3%
Materials	2.2%
Utilities	1.0%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Flex Ltd.	2.2%
Sterling Infrastructure, Inc.	2.2%
Advanced Micro Devices, Inc.	2.0%
Viasat, Inc.	1.7%
Sanmina Corp.	1.6%
Revolution Medicines, Inc.	1.5%
Twilio, Inc. - Class A	1.5%
Comfort Systems USA, Inc.	1.5%
Jabil, Inc.	1.4%
Jazz Pharmaceuticals PLC	1.4%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://cambriafunds.com/tax. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2026
Distributed by ALPS Distributors, Inc.

Cambria US EW ETF Ticker: USEW Listed on: Cboe BZX Exchange, Inc.	May 31, 2026 Semi-Annual Shareholder Report https://www.cambriafunds.com/usew

This semi-annual shareholder report contains important information about the Cambria US EW ETF (the “Fund”) for the period of December 17, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.cambriafunds.com/usew. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$12	0.25%

KEY FUND STATISTICS (as of Period End)
Net Assets	$187,407,717	Advisory Fees	$203,533
# of Portfolio Holdings	425	Fees Waived and/or Expenses Reimbursed	$(1,152)
Portfolio Turnover Rate*	23%	Net Fund Advisory Fees	$202,381
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	65.4%
Exchange Traded Funds	34.1%
Real Estate Investment Trusts	0.2%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Invesco S&P 500 Low Volatility ETF	6.0%
State Street SPDR S&P 500 ETF Trust	2.1%
Fidelity Value Factor ETF	2.0%
iShares Russell 1000 Value ETF	1.9%
State Street SPDR S&P 400 Mid Cap Value ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.8%
Apple, Inc.	1.7%
Vanguard S&P 500 ETF	1.5%
Berkshire Hathaway, Inc.	1.4%
Broadcom, Inc.	1.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.cambriafunds.com/usew. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2026
Distributed by ALPS Distributors, Inc.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 74.1%
Cambria Chesapeake Pure Trend ETF (a)(b)	398,744	$7,809,401
Cambria Emerging Shareholder Yield ETF	329,882	15,392,294
Cambria Foreign Shareholder Yield ETF	475,345	18,153,425
Cambria Global Real Estate ETF (b)	277,220	7,224,908
Cambria Global Value ETF	217,015	7,719,224
Cambria Shareholder Yield ETF	93,835	7,331,798
Cambria Tax Aware ETF (b)	12,061	369,396
Cambria Value and Momentum ETF (b)(f)	385,824	13,491,108
Dimensional US Marketwide Value ETF	24,117	1,294,118
iMGP DBi Managed Futures Strategy ETF	214,470	6,648,570
iShares Russell 3000 ETF	3,494	1,498,402
SPDR Gold Shares (a)	2,779	1,159,176
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	212,047	7,737,595
State Street SPDR S&P 500 ETF Trust	1,975	1,494,048
State Street SPDR S&P Global Natural Resources ETF	53,385	3,926,467
Vanguard FTSE All-World ex-US ETF	5,336	448,224
Vanguard Global ex-U.S. Real Estate ETF	26,240	1,207,302
Vanguard Real Estate ETF (c)	13,640	1,305,348
Vanguard S&P 500 ETF	2,161	1,502,954
Vanguard Total Stock Market ETF	1,215	452,636
TOTAL EXCHANGE TRADED FUNDS (Cost $88,065,072)		106,166,394

COMMON STOCKS - 22.7%
Communication Services - 1.4%
Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A	4,284	1,629,376
Meta Platforms, Inc. - Class A	423	267,552
		1,896,928
Movies & Entertainment - 0.1%
Netflix, Inc. (a)	1,610	138,492
Total Communication Services		2,035,420

Consumer Discretionary - 2.5%
Automobile Manufacturers - 1.0%
Tesla, Inc. (a)	3,108	1,354,435

Broadline Retail - 1.0%
Amazon.com, Inc. (a)(d)	5,395	1,460,103

Home Improvement Retail - 0.3%
Lowe's Cos., Inc.	1,705	365,484

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Restaurants - 0.2%
McDonald's Corp.	1,191	$332,527
Total Consumer Discretionary		3,512,549

Consumer Staples - 0.7%
Consumer Staples Merchandise Retail - 0.2%
Walmart, Inc. (c)	3,145	364,034

Household Products - 0.1%
Procter & Gamble Co.	934	134,085

Packaged Foods & Meats - 0.2%
Nestle SA - ADR	2,693	273,178

Soft Drinks & Non-alcoholic Beverages - 0.1%
PepsiCo, Inc.	929	133,953

Tobacco - 0.1%
Philip Morris International, Inc.	738	130,906
Total Consumer Staples		1,036,156

Energy - 0.4%
Integrated Oil & Gas - 0.4%
Chevron Corp.	813	148,340
Exxon Mobil Corp.	3,047	442,607
Total Energy		590,947

Financials - 3.7%
Asset Management & Custody Banks - 0.1%
Blackrock, Inc.	191	199,954

Consumer Finance - 0.1%
American Express Co.	639	202,224

Diversified Banks - 1.1%
Bank of America Corp.	2,866	147,886
JPMorgan Chase & Co. (d)	4,493	1,344,800
		1,492,686
Investment Banking & Brokerage - 0.8%
Goldman Sachs Group, Inc.	723	741,480
Morgan Stanley	1,662	345,696
		1,087,176
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc. - Class B (a)	1,494	$708,873

Transaction & Payment Processing Services - 1.1%
Mastercard, Inc. - Class A	2,071	1,023,033
Visa, Inc. - Class A	1,490	486,276
		1,509,309
Total Financials		5,200,222

Health Care - 1.8%
Biotechnology - 1.1%
AbbVie, Inc.	980	213,366
Vertex Pharmaceuticals, Inc. (a)	2,872	1,285,335
		1,498,701
Health Care Distributors - 0.1%
Cardinal Health, Inc.	748	147,206

Managed Health Care - 0.3%
UnitedHealth Group, Inc.	961	365,478

Pharmaceuticals - 0.3%
Eli Lilly & Co.	216	238,680
Johnson & Johnson	1,130	254,623
		493,303
Total Health Care		2,504,688

Industrials - 4.3%
Building Products - 0.9%
Trane Technologies PLC	2,892	1,305,160

Construction & Engineering - 0.5%
AECOM	9,882	685,514

Industrial Conglomerates - 0.1%
Siemens AG - ADR	846	132,678

Industrial Machinery & Supplies & Components - 0.8%
Xylem, Inc.	10,067	1,102,739

Rail Transportation - 2.0%
CSX Corp.	36,627	1,657,738
Norfolk Southern Corp. (c)	2,728	831,931
The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Union Pacific Corp.	1,795	$471,439
		2,961,108
Total Industrials		6,187,199

Information Technology - 6.9%
Application Software - 0.5%
Salesforce, Inc.	1,322	252,634
Unity Software, Inc. (a)(c)	17,583	535,754
		788,388
Internet Services & Infrastructure - 0.9%
MongoDB, Inc. (a)(c)	3,682	1,235,495

IT Consulting & Other Services - 0.2%
International Business Machines Corp.	819	243,898

Semiconductor Materials & Equipment - 0.2%
Applied Materials, Inc.	486	218,729

Semiconductors - 3.2%
Advanced Micro Devices, Inc. (a)	630	325,143
Analog Devices, Inc.	1,885	780,107
Broadcom, Inc. (d)	3,633	1,623,116
NVIDIA Corp. (d)	6,863	1,449,054
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,075	449,834
		4,627,254
Systems Software - 0.9%
Microsoft Corp. (d)	2,443	1,099,936
Oracle Corp.	1,029	232,328
		1,332,264
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. (d)	4,712	1,470,427
Total Information Technology		9,916,455

Utilities - 1.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	11,563	1,464,685
TOTAL COMMON STOCKS (Cost $14,976,289)		32,448,321

The accompanying notes are an integral part of these financial statements.

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.1%
First American Government Obligations Fund - Class X, 3.55% (e)	4,490,381	$4,490,381
TOTAL MONEY MARKET FUNDS (Cost $4,490,381)		4,490,381

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (e)	2,835,303	2,835,303
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,835,303)		2,835,303

TOTAL INVESTMENTS - 101.9% (Cost $110,367,045)		$145,940,399
Liabilities in Excess of Other Assets - (1.9)%		(2,778,253)
TOTAL NET ASSETS - 100.0%		$143,162,146

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $2,757,972.
(d)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of May 31, 2026 was $6,119,166.
(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(f)
Represents 28% of the issuer’s outstanding shares. The Fund may be deemed to have a controlling interest in the issuer. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
May 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	391	09/21/2026	$42,942,797	$78,847
Net Unrealized Appreciation (Depreciation)			$ –	$78,847

The Fund has recorded an asset of $78,847 as of May 31, 2026 related to the current day's variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.4%
Communication Services - 4.6%
Integrated Telecommunication Services - 0.8%
AT&T, Inc.	10,793	$267,666
Comcast Corp. - Class A	94	2,338
Deutsche Telekom AG	7,582	255,227
NTT, Inc.	262,080	246,011
Verizon Communications, Inc.	6,822	326,160
		1,097,402
Interactive Home Entertainment - 0.6%
Electronic Arts, Inc.	1,333	268,893
NetEase, Inc.	9,311	230,610
Nintendo Co. Ltd.	3,076	138,054
ROBLOX Corp. - Class A (a)	2,541	119,808
Take-Two Interactive Software, Inc. (a)	62	13,898
		771,263
Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	3,216	1,223,173
Alphabet, Inc. - Class C	2,228	838,686
Baidu, Inc. - Class A (a)	13,833	229,465
Meta Platforms, Inc. - Class A	640	404,806
Tencent Holdings Ltd.	3,227	175,908
		2,872,038
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	5,960	512,679
Spotify Technology SA (a)	430	214,003
Walt Disney Co.	2,439	248,363
Warner Bros Discovery, Inc. (a)	2,670	72,117
		1,047,162
Wireless Telecommunication Services - 0.5%
KDDI Corp.	14,980	257,576
SoftBank Group Corp.	7,183	337,851
T-Mobile US, Inc.	223	41,819
		637,246
Total Communication Services		6,425,111

Consumer Discretionary - 6.3%
Apparel Retail - 0.9%
Fast Retailing Co. Ltd.	720	372,195
Industria de Diseno Textil SA	4,645	288,775
Ross Stores, Inc.	1,466	339,716
TJX Cos., Inc.	1,776	274,836
		1,275,522
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Apparel, Accessories & Luxury Goods - 1.1%
Cie Financiere Richemont SA	1,284	$277,839
Hermes International SCA	118	222,969
LVMH Moet Hennessy Louis Vuitton SE	389	214,637
Tapestry, Inc.	5,468	795,375
		1,510,820
Automobile Manufacturers - 0.7%
BYD Co. Ltd. - Class H	18,522	215,782
Ford Motor Co.	131	2,285
General Motors Co.	267	22,225
Mercedes-Benz Group AG	3,939	239,784
Tesla, Inc. (a)	528	230,097
Toyota Motor Corp.	13,460	257,089
		967,262
Automotive Retail - 0.2%
AutoZone, Inc. (a)	78	228,945
Carvana Co. (a)	200	14,600
O'Reilly Automotive, Inc. (a)	268	23,284
		266,829
Broadline Retail - 1.7%
Alibaba Group Holding Ltd.	12,462	192,251
Amazon.com, Inc. (a)	4,496	1,216,797
eBay, Inc.	671	73,320
MercadoLibre, Inc. (a)	151	256,043
Naspers Ltd. - ADR	5,045	52,569
Naspers Ltd.	3,726	195,809
Prosus NV	3,787	172,357
Wesfarmers Ltd.	4,878	279,750
		2,438,896
Consumer Electronics - 0.1%
Sony Group Corp.	9,039	195,462

Footwear - 0.2%
NIKE, Inc. - Class B	4,347	200,962

Home Improvement Retail - 0.4%
Home Depot, Inc.	885	280,669
Lowe's Cos., Inc.	1,429	306,320
		586,989
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc. - Class A (a)	1,554	207,164
Booking Holdings, Inc.	1,360	227,705
Hilton Worldwide Holdings, Inc.	36	11,796
Marriott International, Inc. - Class A	111	41,691
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Royal Caribbean Cruises Ltd.	107	$30,455
		518,811
Restaurants - 0.6%
Chipotle Mexican Grill, Inc. (a)	256	8,156
Compass Group PLC	7,952	255,816
DoorDash, Inc. - Class A (a)	8	1,274
McDonald's Corp.	1,275	355,980
Meituan - Class B (a)(b)	20,145	188,806
Starbucks Corp.	276	27,368
Yum! Brands, Inc.	208	30,774
		868,174
Total Consumer Discretionary		8,829,727

Consumer Staples - 5.1%
Brewers - 0.3%
Anheuser-Busch InBev SA/NV	4,181	336,493

Consumer Staples Merchandise Retail - 2.1%
Costco Wholesale Corp.	286	273,508
Target Corp.	487	61,883
Walmart, Inc.	23,099	2,673,709
		3,009,100
Distillers & Vintners - 0.2%
Diageo PLC	11,425	236,251

Food Retail - 0.0% (c)
Kroger Co.	202	12,554

Household Products - 0.3%
Colgate-Palmolive Co.	373	33,619
Procter & Gamble Co.	1,584	227,399
Reckitt Benckiser Group PLC	3,199	197,783
		458,801
Packaged Foods & Meats - 0.7%
Danone SA	2,862	203,432
General Mills, Inc.	4,775	161,443
Hershey Co.	1,074	208,388
Mondelez International, Inc. - Class A	2,980	182,287
Nestle SA	2,729	277,742
		1,033,292
Personal Care Products - 0.4%
Kenvue, Inc.	105	1,814
L'Oreal SA	596	265,939
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Unilever PLC	3,841	$217,536
		485,289
Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Co.	3,700	292,337
Keurig Dr Pepper, Inc.	42	1,261
Monster Beverage Corp. (a)	373	32,854
PepsiCo, Inc.	1,826	263,291
		589,743
Tobacco - 0.7%
Altria Group, Inc.	512	35,625
British American Tobacco PLC	5,119	316,491
Philip Morris International, Inc.	3,483	617,814
		969,930
Total Consumer Staples		7,131,453

Energy - 4.8%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	2,044	230,359
China Shenhua Energy Co. Ltd. - Class H	50,488	290,421
		520,780
Integrated Oil & Gas - 3.3%
BP PLC	46,417	326,174
Chevron Corp.	2,006	366,015
China Petroleum & Chemical Corp. - Class H	495,105	272,921
Exxon Mobil Corp.	15,444	2,243,395
Occidental Petroleum Corp.	50	2,832
PetroChina Co. Ltd. - Class H	277,260	385,275
Shell PLC	7,171	301,109
Suncor Energy, Inc.	5,666	354,143
TotalEnergies SE	4,287	375,926
		4,627,790
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	4,791	306,049
SLB Ltd.	552	30,112
		336,161
Oil & Gas Exploration & Production - 0.3%
Canadian Natural Resources Ltd.	7,428	337,820
ConocoPhillips	520	59,270
Diamondback Energy, Inc.	20	3,830
EOG Resources, Inc.	59	7,869
		408,789
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	262	65,178
Phillips 66	511	89,874
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Valero Energy Corp.	44	$10,772
		165,824
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	274	61,612
Enbridge, Inc.	5,437	298,303
Kinder Morgan, Inc.	228	7,086
ONEOK, Inc.	97	8,142
TC Energy Corp.	4,702	313,296
Williams Cos., Inc.	546	38,979
		727,418
Total Energy		6,786,762

Financials - 19.6%
Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	170	75,771
Ares Management Corp. - Class A	356	45,746
Bank of New York Mellon Corp.	70	9,760
Blackrock, Inc.	256	268,001
Blackstone, Inc.	2,042	238,853
Brookfield Corp.	5,928	270,257
KKR & Co., Inc.	257	24,657
		933,045
Commercial & Residential Mortgage Finance - 0.2%
Rocket Cos., Inc. - Class A (a)	15,602	226,385

Consumer Finance - 0.5%
American Express Co.	1,283	406,031
Capital One Financial Corp.	1,251	235,100
		641,131
Diversified Banks - 9.6%
Agricultural Bank of China Ltd. - Class H	374,333	275,607
ANZ Group Holdings Ltd.	11,134	281,691
Banco Bilbao Vizcaya Argentaria SA	14,089	330,475
Banco Santander SA	26,188	327,694
Bank of America Corp.	9,523	491,387
Bank of China Ltd. - Class H	472,992	314,447
Bank of Montreal	2,051	333,138
Bank of Nova Scotia	4,035	323,760
Barclays PLC	50,922	314,045
BNP Paribas SA	2,902	314,625
Canadian Imperial Bank of Commerce	3,175	346,575
China Construction Bank Corp. - Class H	268,388	290,755
China Merchants Bank Co. Ltd. - Class H	41,110	247,072
Citigroup, Inc.	7,071	890,239
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Commonwealth Bank of Australia	2,393	$283,830
DBS Group Holdings Ltd.	6,386	314,434
HSBC Holdings PLC	19,531	366,548
Industrial & Commercial Bank of China Ltd. - Class H	348,988	295,688
ING Groep NV	10,601	330,145
Intesa Sanpaolo SpA	41,250	279,398
JPMorgan Chase & Co.	4,430	1,325,943
Lloyds Banking Group PLC	222,272	305,019
Mitsubishi UFJ Financial Group, Inc.	17,107	322,129
Mizuho Financial Group, Inc.	8,277	373,924
National Australia Bank Ltd.	9,142	245,289
National Bank of Canada	2,234	326,257
NatWest Group PLC	33,697	272,005
Nordea Bank Abp	15,044	289,004
Oversea-Chinese Banking Corp. Ltd.	18,197	333,641
PNC Financial Services Group, Inc.	14	3,096
Postal Savings Bank of China Co. Ltd. - Class H (b)	348,691	223,357
Royal Bank of Canada	1,795	344,301
Societe Generale SA	3,859	322,416
Standard Chartered PLC	12,344	331,391
Sumitomo Mitsui Financial Group, Inc.	9,837	359,410
Toronto-Dominion Bank	3,237	370,389
UniCredit SpA	3,576	309,658
US Bancorp	46	2,523
Wells Fargo & Co.	3,003	232,853
Westpac Banking Corp.	10,170	263,150
		13,507,308
Diversified Capital Markets - 0.6%
Deutsche Bank AG	7,494	243,524
Macquarie Group Ltd.	2,049	351,318
UBS Group AG	6,601	313,242
		908,084
Diversified Financial Services - 0.0% (c)
Apollo Global Management, Inc.	90	11,584

Financial Exchanges & Data - 1.3%
CME Group, Inc.	20	5,471
Coinbase Global, Inc. - Class A (a)	1,367	258,404
Deutsche Boerse AG	1,070	309,016
Hong Kong Exchanges & Clearing Ltd.	4,713	240,434
Intercontinental Exchange, Inc.	301	44,503
London Stock Exchange Group PLC	2,337	283,942
Moody's Corp.	84	38,073
MSCI, Inc.	394	248,764
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Nasdaq, Inc.	37	$3,423
S&P Global, Inc.	866	367,184
		1,799,214
Insurance Brokers - 0.4%
Aon PLC - Class A	794	250,951
Arthur J Gallagher & Co.	3	603
Marsh & McLennan Cos., Inc.	908	145,253
Willis Towers Watson PLC	598	149,303
		546,110
Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	2,625	229,294
Goldman Sachs Group, Inc.	291	298,438
Interactive Brokers Group, Inc. - Class A	3,584	311,701
Morgan Stanley	1,500	312,000
Robinhood Markets, Inc. - Class A (a)	3,011	283,937
		1,435,370
Life & Health Insurance - 1.0%
Aflac, Inc.	2,431	273,293
AIA Group Ltd.	28,335	297,382
China Life Insurance Co. Ltd. - Class H	86,529	318,871
Manulife Financial Corp.	7,526	287,851
MetLife, Inc.	189	15,628
Ping An Insurance Group Co. of China Ltd. - Class H	36,731	281,450
		1,474,475
Multi-line Insurance - 0.7%
Allianz SE	621	276,406
AXA SA	5,552	257,285
China Pacific Insurance Group Co. Ltd. - Class H	61,426	246,271
Zurich Insurance Group AG	373	266,173
		1,046,135
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. - Class B (a)	3,632	1,723,311
Investor AB (a)	7,936	327,261
		2,050,572
Property & Casualty Insurance - 1.0%
Allstate Corp.	1,522	313,669
American International Group, Inc.	162	12,025
Chubb Ltd.	1,001	312,042
People's Insurance Co. Group of China Ltd. - Class H	273,073	180,495
PICC Property & Casualty Co. Ltd. - Class H	107,463	199,516
Progressive Corp.	402	76,541
Tokio Marine Holdings, Inc.	6,303	281,422
Travelers Cos., Inc.	114	33,275
		1,408,985
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Regional Banks - 0.0% (c)
Truist Financial Corp.	1,281	$61,757

Reinsurance - 0.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	415	218,938
Swiss Re AG	1,520	229,203
		448,141
Transaction & Payment Processing Services - 0.8%
Adyen NV (a)(b)	194	212,546
Mastercard, Inc. - Class A	844	416,919
PayPal Holdings, Inc.	5	224
Visa, Inc. - Class A	1,555	507,490
		1,137,179
Total Financials		27,635,475

Health Care - 7.3%
Biotechnology - 1.1%
AbbVie, Inc.	1,837	399,951
Amgen, Inc.	1,073	361,376
Argenx SE (a)	277	231,205
CSL Ltd.	2,234	155,126
Gilead Sciences, Inc.	1,953	262,542
Regeneron Pharmaceuticals, Inc.	4	2,459
Vertex Pharmaceuticals, Inc. (a)	217	97,116
		1,509,775
Health Care Distributors - 0.3%
Cardinal Health, Inc.	1,284	252,691
Cencora, Inc.	281	75,690
McKesson Corp.	20	14,849
		343,230
Health Care Equipment - 1.0%
Abbott Laboratories	4,109	351,731
Becton Dickinson & Co.	1,353	199,053
Boston Scientific Corp. (a)	2,945	142,273
Edwards Lifesciences Corp. (a)	17	1,470
IDEXX Laboratories, Inc. (a)	36	20,287
Intuitive Surgical, Inc. (a)	438	185,992
Medtronic PLC	2,734	201,797
Stryker Corp.	769	234,614
		1,337,217
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	257	97,285

The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Health Care Services - 0.0% (c)
Cigna Group	111	$30,791
CVS Health Corp.	53	4,822
		35,613
Health Care Supplies - 0.3%
EssilorLuxottica SA	830	169,564
Hoya Corp.	1,760	299,255
		468,819
Life Sciences Tools & Services - 0.7%
Danaher Corp.	1,249	228,155
Lonza Group AG	406	260,281
Thermo Fisher Scientific, Inc.	918	452,124
Waters Corp. (a)	194	74,413
		1,014,973
Managed Health Care - 0.3%
Elevance Health, Inc.	314	123,462
UnitedHealth Group, Inc.	938	356,731
		480,193
Pharmaceuticals - 3.5%
AstraZeneca PLC	1,548	287,728
Bayer AG	5,194	221,309
Bristol-Myers Squibb Co.	1,298	74,220
Eli Lilly & Co.	796	879,580
GSK PLC	11,868	300,712
Haleon PLC	52,586	238,441
Johnson & Johnson	1,597	359,852
Merck & Co., Inc.	2,516	298,699
Merck KGaA	2,037	310,893
Novartis AG	2,010	303,399
Novo Nordisk AS	4,589	209,800
Pfizer, Inc.	25,289	662,066
Roche Holding AG	759	320,208
Sanofi SA	2,647	232,455
Takeda Pharmaceutical Co. Ltd.	9,000	289,216
Zoetis, Inc.	53	4,118
		4,992,696
Total Health Care		10,279,801

Industrials - 11.1%
Aerospace & Defense - 3.0%
Airbus SE	1,105	231,610
Axon Enterprise, Inc. (a)	4	1,795
BAE Systems PLC	10,179	277,313
Boeing Co. (a)	1,168	269,983
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
General Dynamics Corp.	263	$91,214
General Electric Co.	917	296,888
Howmet Aerospace, Inc.	938	242,238
L3Harris Technologies, Inc.	222	69,970
Lockheed Martin Corp.	448	237,642
Northrop Grumman Corp.	1,561	879,904
Rheinmetall AG	148	223,276
Rocket Lab Corp. (a)	3,171	454,975
Rolls-Royce Holdings PLC	17,379	313,007
RTX Corp.	1,362	244,697
Safran SA	768	273,844
TransDigm Group, Inc.	109	137,157
		4,245,513
Agricultural & Farm Machinery - 0.2%
Deere & Co.	512	277,596

Air Freight & Logistics - 0.4%
Deutsche Post AG	5,256	313,886
DSV AS	983	246,910
FedEx Corp.	103	42,411
United Parcel Service, Inc. - Class B	20	2,134
		605,341
Building Products - 0.2%
Carrier Global Corp.	90	5,748
Johnson Controls International PLC	232	31,102
Trane Technologies PLC	632	285,222
		322,072
Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	266	486,304
MasTec, Inc. (a)	540	204,320
Quanta Services, Inc.	170	120,994
Vinci SA	1,853	270,275
		1,081,893
Construction Machinery & Heavy Transportation Equipment - 0.5%
Caterpillar, Inc.	410	359,107
Cummins, Inc.	87	56,257
PACCAR, Inc.	88	9,712
Volvo AB - Class B	9,144	322,359
		747,435
Diversified Support Services - 0.0% (c)
Cintas Corp.	75	12,845

Electrical Components & Equipment - 1.3%
ABB Ltd.	3,480	372,811
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
AMETEK, Inc.	11	$2,484
Contemporary Amperex Technology Co. Ltd. - Class H	3,728	354,157
Eaton Corp. PLC	697	279,218
Emerson Electric Co.	118	16,971
Schneider Electric SE	919	289,365
Vertiv Holdings Co. - Class A	1,397	441,047
		1,756,053
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	15	3,007
Waste Connections, Inc.	223	33,231
Waste Management, Inc.	468	98,963
		135,201
Heavy Electrical Equipment - 0.8%
GE Vernova, Inc.	386	373,772
Mitsubishi Electric Corp.	9,460	389,531
Siemens Energy AG	2,120	403,654
		1,166,957
Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	153	33,941
Recruit Holdings Co. Ltd.	5,049	335,089
		369,030
Industrial Conglomerates - 0.8%
3M Co.	1,480	226,633
Hitachi Ltd.	8,672	281,289
Honeywell International, Inc.	1,286	305,888
Siemens AG	954	300,218
		1,114,028
Industrial Machinery & Supplies & Components - 0.6%
Atlas Copco AB - Class A	15,875	305,100
Atlas Copco AB - Class B	16,649	283,100
Illinois Tool Works, Inc.	30	7,418
Mitsubishi Heavy Industries Ltd.	9,474	226,403
Parker-Hannifin Corp.	30	25,339
		847,360
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	3,335	234,784

Rail Transportation - 0.8%
Canadian National Railway Co.	2,775	328,596
Canadian Pacific Kansas City Ltd.	3,373	301,176
CSX Corp.	2,111	95,544
Norfolk Southern Corp.	301	91,793
Union Pacific Corp.	1,283	336,967
		1,154,076
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Research & Consulting Services - 0.1%
RELX PLC	5,736	$189,253

Trading Companies & Distributors - 1.0%
Fastenal Co.	769	33,990
ITOCHU Corp.	23,045	280,059
Marubeni Corp.	8,266	269,677
Mitsubishi Corp.	10,857	345,278
Mitsui & Co. Ltd.	9,980	331,487
United Rentals, Inc.	111	110,519
WW Grainger, Inc.	3	3,703
		1,374,713
Total Industrials		15,634,150

Information Technology - 16.1%
Application Software - 1.9%
Adobe, Inc. (a)	940	243,657
AppLovin Corp. - Class A (a)	491	301,027
Autodesk, Inc. (a)	9	2,082
Cadence Design Systems, Inc. (a)	9	3,374
Constellation Software, Inc.	130	266,179
Guidewire Software, Inc. (a)	996	152,059
Intuit, Inc.	541	179,358
Palantir Technologies, Inc. - Class A (a)	1,299	203,346
Roper Technologies, Inc.	8	2,604
Salesforce, Inc.	3,814	728,855
SAP SE	984	178,198
Strategy, Inc. - Class A (a)	1,900	302,271
Synopsys, Inc. (a)	407	193,577
Workday, Inc. - Class A (a)	29	4,240
		2,760,827
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	1,833	292,309
Cisco Systems, Inc.	3,466	417,376
Motorola Solutions, Inc.	705	284,312
		993,997
Electronic Components - 0.4%
Amphenol Corp. - Class A	3,645	542,230
Corning, Inc.	242	43,841
		586,071
Electronic Equipment & Instruments - 0.3%
Keyence Corp.	764	384,291

The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Electronic Manufacturing Services - 0.0% (c)
TE Connectivity PLC	14	$2,988

Internet Services & Infrastructure - 0.7%
Cloudflare, Inc. - Class A (a)	1,518	367,083
Shopify, Inc. - Class A (a)	1,718	203,944
Snowflake, Inc. - Class A (a)	605	154,607
VeriSign, Inc.	1,040	296,795
		1,022,429
IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	1,039	194,366
Fujitsu Ltd.	9,880	208,934
International Business Machines Corp.	2,635	784,703
NEC Corp.	6,660	171,575
		1,359,578
Semiconductor Materials & Equipment - 1.6%
Advantest Corp.	2,264	372,014
Applied Materials, Inc.	796	358,248
ASML Holding NV	257	415,114
KLA Corp.	172	330,534
Lam Research Corp.	1,226	390,089
Tokyo Electron Ltd.	1,330	437,752
		2,303,751
Semiconductors - 5.3%
Advanced Micro Devices, Inc. (a)	1,079	556,872
Analog Devices, Inc.	856	354,256
Broadcom, Inc.	3,293	1,471,214
Infineon Technologies AG	6,807	643,987
Intel Corp. (a)	5,586	640,602
Marvell Technology, Inc.	204	41,820
Micron Technology, Inc.	630	611,730
Monolithic Power Systems, Inc.	244	382,155
NVIDIA Corp.	5,634	1,189,563
NXP Semiconductors NV	92	29,564
QUALCOMM, Inc.	1,661	416,944
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,851	774,551
Texas Instruments, Inc.	1,253	383,017
		7,496,275
Systems Software - 2.7%
Crowdstrike Holdings, Inc. - Class A (a)	140	102,340
Fortinet, Inc. (a)	514	70,916
Microsoft Corp.	2,515	1,132,354
Oracle Corp.	1,900	428,982
Palo Alto Networks, Inc. (a)	6,157	1,734,365
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
ServiceNow, Inc. (a)	2,324	$289,036
		3,757,993
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	4,206	1,312,524
Dell Technologies, Inc. - Class C	268	112,804
Western Digital Corp.	988	524,836
Xiaomi Corp. - Class B (a)(b)	40,653	145,454
		2,095,618
Total Information Technology		22,763,818

Materials - 5.0%
Construction Materials - 0.2%
CRH PLC	58	6,310
Holcim AG	2,864	284,070
		290,380
Copper - 0.0% (c)
Freeport-McMoRan, Inc.	1,035	68,010

Diversified Chemicals - 0.2%
BASF SE	5,219	309,363

Diversified Metals & Mining - 1.6%
Anglo American PLC	7,131	382,978
BHP Group Ltd.	9,147	409,653
CMOC Group Ltd. - Class H	93,340	217,363
Glencore PLC	55,685	425,796
Grupo Mexico SAB de CV - Class B	31,381	387,878
Rio Tinto PLC	3,781	405,718
		2,229,386
Fertilizers & Agricultural Chemicals - 0.0% (c)
Corteva, Inc.	260	20,353

Gold Mining - 1.4%
Agnico Eagle Mines Ltd.	1,472	270,643
Anglogold Ashanti PLC	2,896	278,663
Barrick Mining Corp.	7,071	302,094
Franco-Nevada Corp.	1,142	264,541
Wheaton Precious Metals Corp.	2,560	344,193
Newmont Corp.	2,142	235,213
Zijin Mining Group Co. Ltd. - Class H	60,019	251,046
		1,946,393

The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Industrial Gases - 0.4%
Air Liquide SA	1,299	$269,818
Air Products and Chemicals, Inc.	8	2,229
Linde PLC	536	266,762
		538,809
Specialty Chemicals - 0.4%
Ecolab, Inc.	20	5,120
Sherwin-Williams Co.	289	87,810
Shin-Etsu Chemical Co. Ltd.	9,000	438,401
		531,331
Steel - 0.8%
Nucor Corp.	4,533	1,133,250
Total Materials		7,067,275

Real Estate - 0.0% (c)
Real Estate Services - 0.0% (c)
CBRE Group, Inc. - Class A (a)	20	2,501

Utilities - 2.5%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	248	31,414
Constellation Energy Corp.	4,724	1,359,331
Duke Energy Corp.	265	32,523
Enel SpA	26,353	295,854
Exelon Corp.	87	3,971
Iberdrola SA	13,475	306,486
NextEra Energy, Inc.	3,167	275,561
Southern Co.	256	23,565
		2,328,705
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	39,849	584,585
Vistra Corp.	18	2,884
		587,469
Multi-Utilities - 0.5%
Dominion Energy, Inc.	146	9,773
National Grid PLC	17,426	280,554
Public Service Enterprise Group, Inc.	450	35,392
Sempra	1,778	158,473
WEC Energy Group, Inc.	1,501	166,686
		650,878
Total Utilities		3,567,052
TOTAL COMMON STOCKS (Cost $78,731,037)		116,123,125

The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 15.4%
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	22,989	$1,479,802
Invesco S&P 500 Equal Weight ETF	3,254	679,533
Invesco S&P 500 Low Volatility ETF	111,376	8,042,461
iShares Core MSCI EAFE ETF	13,166	1,290,531
iShares Core S&P 500 ETF	1,176	893,819
iShares Core S&P Mid-Cap ETF	7,834	584,416
Schwab Emerging Markets Equity ETF	5,842	212,298
Schwab International Equity ETF	31,783	882,614
State Street SPDR S&P 500 ETF Trust	1,964	1,485,727
Vanguard FTSE Developed Markets ETF	10,252	735,786
Vanguard FTSE Emerging Markets ETF	7,243	433,711
Vanguard FTSE Europe ETF	11,106	988,545
Vanguard FTSE Pacific ETF	4,086	474,548
Vanguard S&P 500 ETF	1,198	833,197
Vanguard Total International Stock ETF	13,726	1,181,260
Vanguard Total Stock Market ETF	3,969	1,478,611
TOTAL EXCHANGE TRADED FUNDS (Cost $16,622,421)		21,676,859

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Real Estate - 0.9%
Industrial REITs - 0.2%
Prologis, Inc.	1,849	265,276

Telecom Tower REITs - 0.2%
American Tower Corp.	1,101	205,843

Timber REITs - 0.5%
Weyerhaeuser Co.	31,382	769,173
Total Real Estate		1,240,292
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,184,099)		1,240,292

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.55% (d)	1,597,300	1,597,300
TOTAL MONEY MARKET FUNDS (Cost $1,597,300)		1,597,300

TOTAL INVESTMENTS - 99.8% (Cost $98,134,857)		$140,637,576
Other Assets in Excess of Liabilities - 0.2%		278,280
TOTAL NET ASSETS - 100.0%		$140,915,856
Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $770,163 or 0.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 6.1%
Cable & Satellite - 1.5%
Charter Communications, Inc. - Class A (a)	1,288	$185,536
Liberty Broadband Corp. - Class A (a)	5,564	187,952
		373,488
Interactive Media & Services - 1.9%
Alphabet, Inc. - Class A	718	273,084
Meta Platforms, Inc. - Class A	327	206,831
		479,915
Movies & Entertainment - 1.8%
Walt Disney Co.	2,177	221,684
Warner Bros Discovery, Inc. (a)	8,665	234,042
		455,726
Publishing - 0.9%
News Corp. - Class B	7,915	236,025
Total Communication Services		1,545,154

Consumer Discretionary - 14.7%
Apparel Retail - 1.0%
Urban Outfitters, Inc. (a)	3,460	251,369

Automobile Manufacturers - 0.9%
General Motors Co.	2,791	232,323

Automotive Retail - 1.7%
AutoNation, Inc. (a)	1,165	218,694
Lithia Motors, Inc.	745	216,713
		435,407
Broadline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	2,278	185,953

Casinos & Gaming - 1.3%
MGM Resorts International (a)	7,293	318,485

Education Services - 1.7%
Grand Canyon Education, Inc. (a)	1,404	210,389
Laureate Education, Inc. (a)	7,030	224,890
		435,279
Footwear - 1.1%
Deckers Outdoor Corp. (a)	2,445	278,363

The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Homebuilding - 2.6%
NVR, Inc. (a)	32	$195,354
PulteGroup, Inc.	1,898	224,306
Taylor Morrison Home Corp. (a)	3,981	232,888
		652,548
Homefurnishing Retail - 0.6%
Wayfair, Inc. - Class A (a)	2,274	164,319

Hotels, Resorts & Cruise Lines - 1.6%
Carnival Corp. Ltd.	7,809	219,121
Expedia Group, Inc.	882	199,147
		418,268
Leisure Products - 0.7%
Mattel, Inc. (a)	11,768	175,814

Other Specialty Retail - 0.8%
Ulta Beauty, Inc. (a)	381	193,872
Total Consumer Discretionary		3,742,000

Consumer Staples - 3.8%
Consumer Staples Merchandise Retail - 0.9%
Dollar Tree, Inc. (a)	2,054	239,168

Food Distributors - 1.9%
Performance Food Group Co. (a)	2,468	242,333
US Foods Holding Corp. (a)	2,877	235,482
		477,815
Food Retail - 1.0%
Maplebear, Inc. (a)	6,491	258,342
Total Consumer Staples		975,325

Financials - 8.6%
Asset Management & Custody Banks - 0.9%
Affiliated Managers Group, Inc.	776	235,011

Commercial & Residential Mortgage Finance - 1.6%
Federal Home Loan Mortgage Corp. (a)	32,860	208,842
Federal National Mortgage Association (a)	28,851	204,265
		413,107
Diversified Banks - 1.0%
First Citizens BancShares, Inc. - Class A	121	240,852

The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	508	$241,036

Property & Casualty Insurance - 2.4%
Lemonade, Inc. (a)	2,699	156,542
Loews Corp.	2,328	241,065
Markel Group, Inc. (a)	121	219,686
		617,293
Regional Banks - 0.9%
Axos Financial, Inc. (a)	2,587	224,836

Transaction & Payment Processing Services - 0.8%
PayPal Holdings, Inc.	4,567	204,373
Total Financials		2,176,508

Health Care - 18.5%
Biotechnology - 7.6%
Exelixis, Inc. (a)	5,692	287,332
Ionis Pharmaceuticals, Inc. (a)	2,885	220,702
Natera, Inc. (a)	1,046	233,645
Regeneron Pharmaceuticals, Inc.	324	199,189
Revolution Medicines, Inc. (a)	2,443	384,724
Roivant Sciences Ltd. (a)	10,968	328,930
United Therapeutics Corp. (a)	516	287,319
		1,941,841
Health Care Distributors - 2.5%
Cencora, Inc.	680	183,165
Henry Schein, Inc. (a)	3,244	248,426
McKesson Corp.	292	216,792
		648,383
Health Care Equipment - 0.9%
Globus Medical, Inc. - Class A (a)	2,682	219,602

Health Care Facilities - 1.9%
PACS Group, Inc. (a)	7,178	263,074
Tenet Healthcare Corp. (a)	1,278	224,059
		487,133
Life Sciences Tools & Services - 2.3%
Charles River Laboratories International, Inc. (a)	1,131	204,383
Medpace Holdings, Inc. (a)	408	182,421
Thermo Fisher Scientific, Inc.	408	200,944
		587,748
Managed Health Care - 0.9%
Molina Healthcare, Inc. (a)	1,296	224,986
The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Pharmaceuticals - 2.4%
Eli Lilly & Co.	235	$259,675
Jazz Pharmaceuticals PLC (a)	1,475	348,823
		608,498
Total Health Care		4,718,191

Industrials - 22.0%
Aerospace & Defense - 1.9%
Boeing Co. (a)	1,021	236,004
Textron, Inc.	2,755	252,799
		488,803
Air Freight & Logistics - 0.8%
GXO Logistics, Inc. (a)	4,213	211,113

Building Products - 1.6%
Builders FirstSource, Inc. (a)	2,099	160,070
Zurn Elkay Water Solutions Corp.	5,234	245,998
		406,068
Construction & Engineering - 6.6%
Comfort Systems USA, Inc.	205	374,783
EMCOR Group, Inc.	329	272,024
Primoris Services Corp.	1,591	200,116
Sterling Infrastructure, Inc. (a)	639	550,077
Valmont Industries, Inc.	542	281,737
		1,678,737
Construction Machinery & Heavy Transportation Equipment - 1.1%
Westinghouse Air Brake Technologies Corp.	1,040	271,606

Electrical Components & Equipment - 2.1%
AMETEK, Inc.	1,072	242,111
EnerSys	1,305	297,501
		539,612
Heavy Electrical Equipment - 1.3%
GE Vernova, Inc.	343	332,134

Industrial Machinery & Supplies & Components - 2.1%
Gates Industrial Corp. PLC (a)	10,407	269,750
ITT, Inc.	1,312	255,840
		525,590
Marine Transportation - 1.1%
Kirby Corp. (a)	1,987	279,352

The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Passenger Airlines - 0.8%
Alaska Air Group, Inc. (a)	4,559	$209,805

Research & Consulting Services - 1.4%
Amentum Holdings, Inc. (a)	6,588	153,039
FTI Consulting, Inc. (a)	1,401	214,605
		367,644
Trading Companies & Distributors - 1.2%
WESCO International, Inc.	836	301,938
Total Industrials		5,612,402

Information Technology - 20.6%
Application Software - 2.9%
Adobe, Inc. (a)	834	216,181
Docusign, Inc. (a)	4,580	240,542
Zoom Communications, Inc. (a)	2,649	269,112
		725,835
Communications Equipment - 3.0%
F5, Inc. (a)	863	330,917
Viasat, Inc. (a)	5,216	420,514
		751,431
Electronic Equipment & Instruments - 0.9%
Teledyne Technologies, Inc. (a)	388	240,494

Electronic Manufacturing Services - 5.2%
Flex Ltd. (a)	3,672	553,664
Jabil, Inc.	997	363,466
Sanmina Corp. (a)	1,561	405,439
		1,322,569
Internet Services & Infrastructure - 1.5%
Twilio, Inc. - Class A (a)	1,969	375,370

IT Consulting & Other Services - 1.2%
EPAM Systems, Inc. (a)	1,177	120,595
Gartner, Inc. (a)	1,149	186,368
		306,963
Semiconductor Materials & Equipment - 1.3%
Amkor Technology, Inc.	4,834	336,253

Semiconductors - 3.3%
Advanced Micro Devices, Inc. (a)	976	503,714
First Solar, Inc. (a)	1,086	333,174
		836,888
The accompanying notes are an integral part of these financial statements.

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Systems Software - 1.3%
JFrog Ltd. (a)	4,300	$341,764
Total Information Technology		5,237,567

Materials - 2.2%
Aluminum - 1.2%
Alcoa Corp.	3,976	308,696

Diversified Metals & Mining - 1.0%
MP Materials Corp. (a)	3,981	257,571
Total Materials		566,267

Real Estate - 2.3%
Real Estate Services - 2.3%
CBRE Group, Inc. - Class A (a)	1,416	177,057
Jones Lang LaSalle, Inc. (a)	679	191,688
Opendoor Technologies, Inc. (a)	43,197	217,713
Total Real Estate		586,458

Utilities - 1.0%
Electric Utilities - 1.0%
Constellation Energy Corp.	844	242,861
TOTAL COMMON STOCKS (Cost $22,513,826)		25,402,733

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.55% (b)	47,809	47,809
TOTAL MONEY MARKET FUNDS (Cost $47,809)		47,809

TOTAL INVESTMENTS - 100.0% (Cost $22,561,635)		$25,450,542
Other Assets in Excess of Liabilities - 0.0% (c)		3,819
TOTAL NET ASSETS - 100.0%		$25,454,361

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.4%
Communication Services - 4.2%
Advertising - 0.0% (a)
Trade Desk, Inc. - Class A (b)	4,612	$99,435

Cable & Satellite - 0.0% (a)
Charter Communications, Inc. - Class A (b)	348	50,129

Integrated Telecommunication Services - 0.6%
AT&T, Inc.	14,124	350,275
Comcast Corp. - Class A	11,873	295,282
Verizon Communications, Inc.	8,659	413,987
		1,059,544
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	11	2,219
ROBLOX Corp. - Class A (b)	785	37,013
Take-Two Interactive Software, Inc. (b)	1,469	329,291
		368,523
Interactive Media & Services - 2.6%
Alphabet, Inc. - Class A	2,749	1,045,554
Alphabet, Inc. - Class C	5,283	1,988,680
Meta Platforms, Inc. - Class A	2,498	1,580,010
Reddit, Inc. - Class A (b)	1,825	321,200
		4,935,444
Movies & Entertainment - 0.6%
Live Nation Entertainment, Inc. (b)	33	5,558
Netflix, Inc. (b)	4,221	363,090
Spotify Technology SA (b)	698	347,381
Walt Disney Co.	3,150	320,765
Warner Bros Discovery, Inc. (b)	448	12,100
		1,048,894
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,859	348,618
Total Communication Services		7,910,587

Consumer Discretionary - 6.2%
Apparel Retail - 0.4%
Ross Stores, Inc.	1,546	358,254
TJX Cos., Inc.	2,385	369,079
		727,333
Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	606	220,523
Tapestry, Inc.	134	19,492
		240,015
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Automobile Manufacturers - 0.7%
Ford Motor Co.	24,952	$435,163
General Motors Co.	4,529	376,994
Rivian Automotive, Inc. - Class A (b)	682	11,117
Tesla, Inc. (b)	1,174	511,617
		1,334,891
Automotive Retail - 0.5%
AutoZone, Inc. (b)	99	290,584
Carvana Co. (b)	4,210	307,330
O'Reilly Automotive, Inc. (b)	3,683	319,979
		917,893
Broadline Retail - 1.2%
Amazon.com, Inc. (b)	7,295	1,974,319
Coupang, Inc. (b)	17,652	293,023
eBay, Inc.	471	51,466
		2,318,808
Casinos & Gaming - 0.5%
Accel Entertainment, Inc. (b)	83,346	990,984

Consumer Electronics - 0.0% (a)
Garmin Ltd.	59	13,801

Distributors - 0.0% (a)
Genuine Parts Co.	12	1,184

Footwear - 0.2%
NIKE, Inc. - Class B	5,602	258,981

Home Improvement Retail - 0.3%
Home Depot, Inc.	945	299,697
Lowe's Cos., Inc.	1,310	280,812
		580,509
Homebuilding - 0.1%
DR Horton, Inc.	88	12,944
NVR, Inc. (b)	4	24,419
PulteGroup, Inc.	355	41,954
		79,317
Hotels, Resorts & Cruise Lines - 1.0%
Airbnb, Inc. - Class A (b)	2,667	355,537
Booking Holdings, Inc.	1,735	290,491
Carnival Corp. Ltd.	1,033	28,986
Expedia Group, Inc.	539	121,701
Hilton Worldwide Holdings, Inc.	1,077	352,890
Marriott International, Inc. - Class A	1,100	413,160
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Royal Caribbean Cruises Ltd.	1,260	$358,634
		1,921,399
Other Specialty Retail - 0.0% (a)
Tractor Supply Co.	2,050	64,637

Restaurants - 1.2%
Chipotle Mexican Grill, Inc. (b)	250	7,965
DoorDash, Inc. - Class A (b)	2,225	354,420
McDonald's Corp.	1,253	349,838
Starbucks Corp.	11,926	1,182,582
Yum! Brands, Inc.	2,235	330,668
		2,225,473
Total Consumer Discretionary		11,675,225

Consumer Staples - 2.6%
Agricultural Products & Services - 0.0% (a)
Archer-Daniels-Midland Co.	389	31,034

Consumer Staples Merchandise Retail - 0.9%
Costco Wholesale Corp.	1,023	978,315
Dollar Tree, Inc. (b)	721	83,953
Target Corp.	342	43,458
Walmart, Inc.	5,410	626,208
		1,731,934
Food Distributors - 0.0% (a)
Sysco Corp.	104	7,884
US Foods Holding Corp. (b)	32	2,619
		10,503
Food Retail - 0.1%
Kroger Co.	1,412	87,756

Household Products - 0.4%
Church & Dwight Co., Inc.	82	7,841
Colgate-Palmolive Co.	4,161	375,031
Procter & Gamble Co.	2,339	335,787
		718,659
Packaged Foods & Meats - 0.2%
General Mills, Inc.	1,510	51,053
Hershey Co.	218	42,298
Mondelez International, Inc. - Class A	5,881	359,741
		453,092
Personal Care Products - 0.0% (a)
Estee Lauder Cos., Inc. - Class A	131	11,653
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.6%
Coca-Cola Co.	4,749	$375,219
Monster Beverage Corp. (b)	4,354	383,500
PepsiCo, Inc.	2,346	338,270
		1,096,989
Tobacco - 0.4%
Altria Group, Inc.	5,730	398,694
Philip Morris International, Inc.	1,966	348,729
		747,423
Total Consumer Staples		4,889,043

Energy - 3.1%
Integrated Oil & Gas - 0.6%
Chevron Corp.	2,106	384,261
Exxon Mobil Corp.	2,507	364,167
Occidental Petroleum Corp.	5,938	336,269
		1,084,697
Oil & Gas Equipment & Services - 0.4%
Baker Hughes Co.	5,479	349,998
Halliburton Co.	341	13,248
SLB Ltd.	6,614	360,794
TechnipFMC PLC	36	2,463
		726,503
Oil & Gas Exploration & Production - 0.4%
ConocoPhillips	3,352	382,061
Devon Energy Corp.	958	42,635
Diamondback Energy, Inc.	195	37,338
EOG Resources, Inc.	2,529	337,318
EQT Corp.	619	34,002
		833,354
Oil & Gas Refining & Marketing - 0.8%
HF Sinclair Corp.	4,420	308,914
Marathon Petroleum Corp.	1,533	381,364
Phillips 66	2,158	379,549
Valero Energy Corp.	1,436	351,562
		1,421,389
Oil & Gas Storage & Transportation - 0.9%
Cheniere Energy, Inc.	1,654	371,918
Golar LNG Ltd.	6,322	314,519
Kinder Morgan, Inc.	11,558	359,223
ONEOK, Inc.	4,008	336,432
Targa Resources Corp.	30	7,652
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Williams Cos., Inc.	4,772	$340,673
		1,730,417
Total Energy		5,796,360

Financials - 11.2%
Asset Management & Custody Banks - 1.3%
Ameriprise Financial, Inc.	81	36,102
Ares Management Corp. - Class A	2,329	299,276
Bank of New York Mellon Corp.	2,704	377,019
Blackrock, Inc.	250	261,720
Blackstone, Inc.	9,865	1,153,909
KKR & Co., Inc.	3,039	291,562
State Street Corp.	79	12,296
		2,431,884
Commercial & Residential Mortgage Finance - 0.1%
Rocket Cos., Inc. - Class A (b)	17,047	247,352

Consumer Finance - 0.4%
American Express Co.	1,495	473,123
Capital One Financial Corp.	1,596	299,936
SoFi Technologies, Inc. (b)	2,930	53,385
Synchrony Financial	133	9,501
		835,945
Diversified Banks - 2.1%
Bank of America Corp.	8,592	443,347
Citigroup, Inc.	3,061	385,380
Fifth Third Bancorp	215	10,735
JPMorgan Chase & Co.	5,845	1,749,467
KeyCorp	225	4,799
NU Holdings Ltd. - Class A (b)	23,319	306,179
PNC Financial Services Group, Inc.	1,575	348,264
US Bancorp	6,219	341,112
Wells Fargo & Co.	3,894	301,941
		3,891,224
Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	2,602	334,903

Financial Exchanges & Data - 0.9%
CME Group, Inc.	1,205	329,616
Coinbase Global, Inc. - Class A (b)	1,767	334,016
Intercontinental Exchange, Inc.	2,008	296,883
Moody's Corp.	794	359,880
MSCI, Inc.	113	71,346
Nasdaq, Inc.	75	6,939
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
S&P Global, Inc.	673	$285,352
		1,684,032
Insurance Brokers - 0.9%
Aon PLC - Class A	3,273	1,034,464
Arthur J Gallagher & Co.	1,577	317,151
Brown & Brown, Inc.	234	13,163
Marsh & McLennan Cos., Inc.	1,887	301,863
		1,666,641
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	3,379	295,156
Evercore, Inc. - Class A	562	191,563
Goldman Sachs Group, Inc.	684	701,483
Interactive Brokers Group, Inc. - Class A	4,636	403,193
LPL Financial Holdings, Inc.	145	39,697
Morgan Stanley	1,939	403,312
Raymond James Financial, Inc.	15	2,151
Robinhood Markets, Inc. - Class A (b)	3,435	323,920
		2,360,475
Life & Health Insurance - 0.2%
Aflac, Inc.	3,169	356,259
MetLife, Inc.	264	21,830
Principal Financial Group, Inc.	61	6,321
Prudential Financial, Inc.	155	15,599
		400,009
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc. - Class B (b)	5,462	2,591,610

Property & Casualty Insurance - 0.9%
Allstate Corp.	1,621	334,072
American International Group, Inc.	1,119	83,063
Arch Capital Group Ltd. (b)	2,732	244,077
Chubb Ltd.	1,148	357,866
Cincinnati Financial Corp.	107	16,844
Hartford Insurance Group, Inc.	59	7,500
Loews Corp.	129	13,358
Markel Group, Inc. (b)	5	9,078
Progressive Corp.	1,692	322,157
Travelers Cos., Inc.	1,147	334,798
		1,722,813
Regional Banks - 0.2%
Citizens Financial Group, Inc.	327	20,359
Huntington Bancshares, Inc.	1,107	18,111
M&T Bank Corp.	66	14,263
Regions Financial Corp.	392	10,976
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Truist Financial Corp.	6,884	$331,878
		395,587
Reinsurance - 0.0% (a)
Reinsurance Group of America, Inc.	56	11,241

Transaction & Payment Processing Services - 1.3%
Affirm Holdings, Inc. (b)	1,845	135,884
Block, Inc. (b)	3,407	257,978
Corpay, Inc. (b)	31	11,216
Fidelity National Information Services, Inc.	150	6,449
Fiserv, Inc. (b)	1,600	90,496
Mastercard, Inc. - Class A	2,114	1,044,274
PayPal Holdings, Inc.	265	11,859
Toast, Inc. - Class A (b)	774	20,147
Visa, Inc. - Class A	2,387	779,021
		2,357,324
Total Financials		20,931,040

Health Care - 6.7%
Biotechnology - 1.5%
AbbVie, Inc.	4,216	917,907
Alnylam Pharmaceuticals, Inc. (b)	1,013	305,906
Amgen, Inc.	1,021	343,863
Gilead Sciences, Inc.	2,518	338,495
Incyte Corp. (b)	633	61,236
Natera, Inc. (b)	1,085	242,356
Regeneron Pharmaceuticals, Inc.	453	278,495
Vertex Pharmaceuticals, Inc. (b)	738	330,285
		2,818,543
Health Care Distributors - 0.3%
Cardinal Health, Inc.	62	12,202
Cencora, Inc.	1,078	290,370
McKesson Corp.	424	314,794
		617,366
Health Care Equipment - 1.1%
Abbott Laboratories	3,299	282,395
Becton Dickinson & Co.	1,743	256,430
Boston Scientific Corp. (b)	3,785	182,853
Dexcom, Inc. (b)	316	23,302
Edwards Lifesciences Corp. (b)	3,239	280,076
GE HealthCare Technologies, Inc.	727	45,321
IDEXX Laboratories, Inc. (b)	288	162,297
Intuitive Surgical, Inc. (b)	672	285,358
Medtronic PLC	3,476	256,564
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
ResMed, Inc.	27	$5,145
Stryker Corp.	993	302,954
		2,082,695
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	707	267,628
Tenet Healthcare Corp. (b)	9	1,578
		269,206
Health Care Services - 0.5%
Cigna Group	1,284	356,182
CVS Health Corp.	4,712	428,698
Labcorp Holdings, Inc.	301	78,278
Quest Diagnostics, Inc.	66	12,863
		876,021
Health Care Technology - 0.0% (a)
Veeva Systems, Inc. - Class A (b)	47	8,194

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	47	6,370
Danaher Corp.	1,769	323,143
IQVIA Holdings, Inc. (b)	1,477	269,124
Mettler-Toledo International, Inc. (b)	105	123,961
Thermo Fisher Scientific, Inc.	2,753	1,355,880
Waters Corp. (b)	240	92,057
		2,170,535
Managed Health Care - 0.5%
Centene Corp. (b)	10	596
Elevance Health, Inc.	1,097	431,329
Humana, Inc.	2	611
UnitedHealth Group, Inc.	1,199	455,992
		888,528
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	6,347	362,921
Eli Lilly & Co.	828	914,940
Johnson & Johnson	2,210	497,979
Merck & Co., Inc.	4,598	545,875
Pfizer, Inc.	13,403	350,891
Zoetis, Inc.	2,897	225,068
		2,897,674
Total Health Care		12,628,762

Industrials - 9.3%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (b)	125	56,090
Boeing Co. (b)	1,480	342,102
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
BWX Technologies, Inc.	55	$10,773
General Dynamics Corp.	1,003	347,860
General Electric Co.	2,239	724,899
HEICO Corp. - Class A	70	18,187
Howmet Aerospace, Inc.	1,666	430,245
Huntington Ingalls Industries, Inc.	14	4,314
L3Harris Technologies, Inc.	967	304,779
Lockheed Martin Corp.	560	297,052
Northrop Grumman Corp.	510	287,477
Rocket Lab Corp. (b)	4,102	588,555
RTX Corp.	1,759	316,022
Textron, Inc.	346	31,749
TransDigm Group, Inc.	285	358,621
		4,118,725
Agricultural & Farm Machinery - 0.2%
Deere & Co.	675	365,971

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	157	28,048
FedEx Corp.	923	380,045
United Parcel Service, Inc. - Class B	3,305	352,611
		760,704
Building Products - 0.6%
Carrier Global Corp.	5,488	350,518
Johnson Controls International PLC	2,452	328,715
Trane Technologies PLC	822	370,969
		1,050,202
Cargo Ground Transportation - 0.0% (a)
Old Dominion Freight Line, Inc.	30	6,754

Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	343	627,076
EMCOR Group, Inc.	39	32,246
MasTec, Inc. (b)	428	161,942
Quanta Services, Inc.	587	417,786
		1,239,050
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	527	461,584
Cummins, Inc.	568	367,286
PACCAR, Inc.	2,735	301,862
Westinghouse Air Brake Technologies Corp.	77	20,109
		1,150,841
Data Processing & Outsourced Services - 0.0% (a)
Broadridge Financial Solutions, Inc.	80	12,298
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Diversified Support Services - 0.3%
Cintas Corp.	1,987	$340,293
Copart, Inc. (b)	8,736	286,279
		626,572
Electrical Components & Equipment - 1.0%
AMETEK, Inc.	1,495	337,646
Eaton Corp. PLC	2,215	887,329
Emerson Electric Co.	2,402	345,456
Rockwell Automation, Inc.	5	2,255
Vertiv Holdings Co. - Class A	1,200	378,852
		1,951,538
Environmental & Facilities Services - 0.4%
Republic Services, Inc.	2,022	405,290
Veralto Corp.	120	9,867
Waste Management, Inc.	1,550	327,763
		742,920
Heavy Electrical Equipment - 0.5%
GE Vernova, Inc.	858	830,818

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	1,409	312,572
Paychex, Inc.	617	59,837
		372,409
Industrial Conglomerates - 0.4%
3M Co.	2,310	353,730
Honeywell International, Inc.	1,647	391,756
		745,486
Industrial Machinery & Supplies & Components - 0.4%
Dover Corp.	30	6,341
Graco, Inc.	1,400	105,630
Illinois Tool Works, Inc.	1,273	314,787
Ingersoll Rand, Inc.	33	2,364
Otis Worldwide Corp.	27	1,913
Parker-Hannifin Corp.	366	309,135
Xylem, Inc.	26	2,848
		743,018
Passenger Airlines - 0.0% (a)
Delta Air Lines, Inc.	217	17,898
Southwest Airlines Co.	44	1,890
United Airlines Holdings, Inc. (b)	474	54,415
		74,203
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (b)	5,069	356,858

The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Rail Transportation - 0.6%
CSX Corp.	8,178	$370,136
Norfolk Southern Corp.	1,217	371,137
Union Pacific Corp.	1,513	397,374
		1,138,647
Research & Consulting Services - 0.0% (a)
Verisk Analytics, Inc.	21	3,675

Trading Companies & Distributors - 0.6%
Fastenal Co.	1,141	50,432
Ferguson Enterprises, Inc.	1,386	313,194
United Rentals, Inc.	456	454,026
WW Grainger, Inc.	298	367,804
		1,185,456
Total Industrials		17,476,145

Information Technology - 18.5%
Application Software - 2.2%
Adobe, Inc. (b)	1,214	314,681
AppLovin Corp. - Class A (b)	1,763	1,080,878
Autodesk, Inc. (b)	40	9,253
Cadence Design Systems, Inc. (b)	1,238	464,163
Datadog, Inc. - Class A (b)	955	236,219
Fair Isaac Corp. (b)	14	17,508
Intuit, Inc.	704	233,397
Palantir Technologies, Inc. - Class A (b)	3,752	587,338
Roper Technologies, Inc.	89	28,972
Salesforce, Inc.	1,654	316,079
Strategy, Inc. - Class A (b)	2,419	384,839
Synopsys, Inc. (b)	725	344,825
Tyler Technologies, Inc. (b)	361	113,047
Workday, Inc. - Class A (b)	100	14,619
		4,145,818
Communications Equipment - 1.2%
Arista Networks, Inc. (b)	2,365	377,147
Ciena Corp. (b)	713	413,704
Cisco Systems, Inc.	7,647	920,852
F5, Inc. (b)	250	95,862
Lumentum Holdings, Inc. (b)	118	100,885
Motorola Solutions, Inc.	658	265,358
Ubiquiti, Inc.	65	37,951
		2,211,759
Electronic Components - 0.6%
Amphenol Corp. - Class A	4,358	648,296
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Coherent Corp. (b)	255	$92,175
Corning, Inc.	2,154	390,219
		1,130,690
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (b)	1,066	360,660

Electronic Manufacturing Services - 0.0% (a)
Jabil, Inc.	123	44,841

Internet Services & Infrastructure - 1.0%
Akamai Technologies, Inc. (b)	150	22,431
Cloudflare, Inc. - Class A (b)	1,942	469,614
MongoDB, Inc. (b)	290	97,310
Okta, Inc. (b)	200	24,654
Shopify, Inc. - Class A (b)	4,228	501,906
Snowflake, Inc. - Class A (b)	1,751	447,468
Twilio, Inc. - Class A (b)	838	159,756
VeriSign, Inc.	156	44,519
		1,767,658
IT Consulting & Other Services - 0.3%
Accenture PLC - Class A	1,339	250,487
Cognizant Technology Solutions Corp. - Class A	374	20,852
International Business Machines Corp.	1,122	334,132
		605,471
Semiconductor Materials & Equipment - 0.8%
Applied Materials, Inc.	1,040	468,062
KLA Corp.	217	417,011
Lam Research Corp.	1,444	459,452
MKS, Inc.	369	119,652
Teradyne, Inc.	139	52,029
		1,516,206
Semiconductors - 5.2%
Advanced Micro Devices, Inc. (b)	1,413	729,249
Analog Devices, Inc.	1,112	460,201
Broadcom, Inc.	5,334	2,383,071
First Solar, Inc. (b)	215	65,960
Intel Corp. (b)	8,546	980,055
Marvell Technology, Inc.	2,642	541,610
Microchip Technology, Inc.	806	76,288
Micron Technology, Inc.	815	791,365
Monolithic Power Systems, Inc.	308	482,393
NVIDIA Corp.	9,408	1,986,405
QUALCOMM, Inc.	2,306	578,852
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Texas Instruments, Inc.	2,327	$711,318
		9,786,767
Systems Software - 2.4%
Crowdstrike Holdings, Inc. - Class A (b)	798	583,338
Fortinet, Inc. (b)	1,080	149,007
Microsoft Corp.	4,658	2,097,218
Oracle Corp.	2,592	585,222
Palo Alto Networks, Inc. (b)	2,025	570,422
ServiceNow, Inc. (b)	3,045	378,707
Zscaler, Inc. (b)	203	28,365
		4,392,279
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	10,087	3,147,749
Dell Technologies, Inc. - Class C	2,963	1,247,156
Everpure, Inc. - Class A (b)	1,273	101,216
HP, Inc.	30	811
Sandisk Corp. (b)	657	1,113,602
Seagate Technology Holdings PLC	1,608	1,414,719
Super Micro Computer, Inc. (b)	396	18,252
Western Digital Corp.	3,066	1,628,690
		8,672,195
Total Information Technology		34,634,344

Materials - 1.8%
Construction Materials - 0.2%
CRH PLC	2,848	309,834
Martin Marietta Materials, Inc.	19	11,051
Vulcan Materials Co.	14	3,961
		324,846
Copper - 0.2%
Freeport-McMoRan, Inc.	5,369	352,797

Fertilizers & Agricultural Chemicals - 0.2%
Corteva, Inc.	4,767	373,161

Gold Mining - 0.3%
Anglogold Ashanti PLC	3,348	324,220
Newmont Corp.	2,785	305,821
		630,041
Industrial Gases - 0.4%
Air Products and Chemicals, Inc.	1,163	324,035
Linde PLC	777	386,705
		710,740
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Metal, Glass & Plastic Containers - 0.1%
Ball Corp.	2,293	$125,358

Paper & Plastic Packaging Products & Materials - 0.0% (a)
Packaging Corp. of America	11	2,408

Specialty Chemicals - 0.4%
Albemarle Corp.	913	161,072
Ecolab, Inc.	1,253	320,768
International Flavors & Fragrances, Inc.	5	380
RPM International, Inc.	155	16,425
Sherwin-Williams Co.	1,035	314,475
		813,120
Steel - 0.0% (a)
Nucor Corp.	235	58,750
Total Materials		3,391,221

Real Estate - 0.0% (a)
Real Estate Services - 0.0% (a)
CBRE Group, Inc. - Class A (b)	102	12,754

Utilities - 1.8%
Electric Utilities - 1.5%
Alliant Energy Corp.	73	5,227
American Electric Power Co., Inc.	2,534	320,982
Constellation Energy Corp.	1,225	352,494
Duke Energy Corp.	2,894	355,181
Entergy Corp.	2,960	322,788
Evergy, Inc.	242	19,854
Eversource Energy	94	6,417
Exelon Corp.	7,030	320,849
NextEra Energy, Inc.	3,960	344,559
NRG Energy, Inc.	1,758	235,713
PPL Corp.	59	2,088
Southern Co.	3,933	362,033
Xcel Energy, Inc.	299	23,770
		2,671,955
Independent Power Producers & Energy Traders - 0.0% (a)
Talen Energy Corp. (b)	32	12,377
Vistra Corp.	182	29,162
		41,539
Multi-Utilities - 0.3%
Ameren Corp.	612	66,078
CenterPoint Energy, Inc.	231	9,762
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
CMS Energy Corp.	97	$7,040
Consolidated Edison, Inc.	67	7,077
Dominion Energy, Inc.	429	28,717
DTE Energy Co.	108	15,430
NiSource, Inc.	1,801	83,242
Public Service Enterprise Group, Inc.	92	7,236
Sempra	3,484	310,529
WEC Energy Group, Inc.	665	73,848
		608,959
Total Utilities		3,322,453
TOTAL COMMON STOCKS (Cost $65,331,270)		122,667,934

EXCHANGE TRADED FUNDS - 34.1%
Cambria Tax Aware ETF (c)	23,513	720,140
Dimensional US Marketwide Value ETF	10,840	581,674
Fidelity Blue Chip Growth ETF	27,186	1,713,805
Fidelity Value Factor ETF	47,384	3,799,723
First Trust RBA American Industrial Renaissance ETF	7,501	968,979
First Trust Value Line Dividend Index Fund	18,011	851,200
FT Energy Income Partners Enhanced Income ETF	15,553	340,300
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	6,479	553,047
Invesco Large Cap Growth ETF	8,337	1,345,008
Invesco QQQ Trust Series 1	1,424	1,051,353
Invesco RAFI US 1000 ETF	25,214	1,351,470
Invesco S&P 500 Equal Weight ETF	16,150	3,372,604
Invesco S&P 500 Low Volatility ETF	156,353	11,290,250
Invesco S&P Global Water Index ETF	25,908	1,618,408
iShares Core Dividend Growth ETF	22,017	1,649,514
iShares Core S&P 500 ETF	2,521	1,916,086
iShares Core S&P Mid-Cap ETF	8,099	604,185
iShares Core S&P U.S. Value ETF	12,405	1,368,892
iShares MSCI USA Min Vol Factor ETF	5,677	548,398
iShares MSCI USA Momentum Factor ETF	2,213	698,888
iShares Russell 1000 Growth ETF	6,256	799,830
iShares Russell 1000 Value ETF	15,260	3,631,270
iShares Russell 2000 ETF	6,248	1,814,607
JPMorgan US Quality Factor ETF	14,131	1,004,149
ProShares S&P 500 Dividend Aristocrats ETF	36,116	1,937,985
Schwab U.S. Large-Cap Growth ETF	36,681	1,288,237
State Street SPDR S&P 400 Mid Cap Value ETF	37,183	3,401,501
State Street SPDR S&P 500 ETF Trust	5,116	3,870,152
Vanguard Growth ETF	15,540	1,392,384
Vanguard Information Technology ETF	9,458	1,144,985
Vanguard S&P 500 ETF	4,170	2,900,193
The accompanying notes are an integral part of these financial statements.

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
Vanguard Total Stock Market ETF	5,180	$1,929,757
Vanguard Value ETF	11,166	2,365,517
TOTAL EXCHANGE TRADED FUNDS (Cost $37,286,292)		63,824,491

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate - 0.2%
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	1,693	321,670
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $109,762)		321,670

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.55% (d)	525,861	525,861
TOTAL MONEY MARKET FUNDS (Cost $525,861)		525,861

TOTAL INVESTMENTS - 100.0% (Cost $103,253,185)		$187,339,956
Other Assets in Excess of Liabilities - 0.0% (a)		67,761
TOTAL NET ASSETS - 100.0%		$187,407,717

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable

The accompanying notes are an integral part of these financial statements.

CAMBRIA ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

	Cambria Endowment Style ETF	Cambria Global EW ETF	Cambria Tax Aware ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$117,045,586	$140,637,576	$25,450,542
Investments in non-controlled affiliated securities, at value (See Note 2 and 6)	15,403,705	—	—
Investments in controlled affiliated companies, at value (See Note 2 and 6)	13,491,108	—	—
Variation margin on futures contracts (See Note 2)	78,847	—	—
Dividends receivable	47,034	260,638	3,819
Dividend tax reclaims receivable	677	48,395	—
Security lending income receivable (See Note 4)	182	—	—
Total assets	146,067,139	140,946,609	25,454,361

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	2,835,303	—	—
Due to broker	66,213	—	—
Interest payable	3,477	—	—
Payable to adviser (See Note 3)	—	30,030	—
Payable to custodian foreign currency, at value	—	723	—
Total liabilities	2,904,993	30,753	—
NET ASSETS	$143,162,146	$140,915,856	$25,454,361

NET ASSETS CONSIST OF:
Paid-in capital	$100,609,753	$81,607,935	$17,785,222
Total distributable earnings	42,552,393	59,307,921	7,669,139
Total net assets	$143,162,146	$140,915,856	$25,454,361

Net assets	$143,162,146	$140,915,856	$25,454,361
Shares issued and outstanding (unlimited shares authorized without par value)	4,220,000	2,560,000	831,000
Net asset value per share	$33.92	$55.05	$30.63

COST:
Investments in unaffiliated securities, at cost	$84,347,585	$98,134,857	$22,561,635
Investments in uncontrolled affiliated securities, at cost	$13,323,778	$—	$—
Investments in controlled affiliated companies, at cost	$12,695,682	$—	$—

PROCEEDS:	—	(722)	—
Foreign currency proceeds	$—	$722	$—

LOANED SECURITIES:
at value (included in investments)	$2,757,972	$—	$—

The accompanying notes are an integral part of these financial statements.

1

CAMBRIA ETFs
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
May 31, 2026 (Unaudited)

Cambria US EW ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$186,619,816
Investments in affiliated securities, at value (See Note 2 and 6)	720,140
Dividends receivable	106,415
Dividend tax reclaims receivable	277
Total assets	187,446,648

LIABILITIES:
Payable to adviser (See Note 3)	38,931
Total liabilities	38,931
NET ASSETS	$187,407,717

NET ASSETS CONSIST OF:
Paid-in capital	$60,330,655
Total distributable earnings	127,077,062
Total net assets	$187,407,717

Net assets	$187,407,717
Shares issued and outstanding (unlimited shares authorized without par value)	3,407,000
Net asset value per share	$55.01

COST:
Investments in unaffiliated securities, at cost	$103,250,248
Investments in affiliated securities, at cost	$2,937

The accompanying notes are an integral part of these financial statements.

2

CAMBRIA ETFs
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

	Cambria Endowment Style ETF	Cambria Global EW ETF	Cambria Tax Aware ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,699,837	$1,660,216	$29,518
Dividend income from non-controlled affiliated securities (See Note 6)	251,062	—	—
Dividend income from controlled affiliated securities (See Note 6)	42,496	—	—
Less: Issuance fees	(89)	(251)	(5)
Less: Dividend withholding taxes	(2,658)	(92,743)	—
Securities lending income (See Note 4)	182	—	—
Total investment income	1,990,830	1,567,222	29,513

EXPENSES:
Interest expense	30,857	—	—
Investment advisory fee (See Note 3)	—	181,720	63,826
Total expenses	30,857	181,720	63,826
Fee waiver from adviser (See Note 3)	—	—	(13,638)
Net expenses	30,857	181,720	50,188
NET INVESTMENT INCOME (LOSS)	1,959,973	1,385,502	(20,675)

REALIZED AND UNREALIZED GAIN (LOSS)		10,140,458	2,018,187
Net realized gain (loss) from:
Investments in unaffiliated securities	408,403	396,354	(465,996)
Investments in affiliated securities (a)	(18,625)	—	—
In-kind redemptions in unaffiliated securities	8,538,183	18,094,376	5,461,562
Futures contracts	(1,168,896)	—	—
Foreign currency transactions	—	(4,225)	—
Net realized gain (loss)	7,759,065	18,486,505	4,995,566

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,897,710	(8,345,945)	(2,977,379)
Investments in affiliated securities (a)	2,115,553	—	—
Future contracts	34,039	—	—
Foreign currency translation	—	(102)	—
Net change in unrealized appreciation (depreciation)	4,047,302	(8,346,047)	(2,977,379)
Net realized and unrealized gain (loss)	11,806,367	10,140,458	2,018,187
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,766,340	$11,525,960	$1,997,512

(a) Includes realized and change in unrealized gain (losses) of controlled companies.

The accompanying notes are an integral part of these financial statements.

3

CAMBRIA ETFs
STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended May 31, 2026 (Unaudited)

Cambria US EW ETF(a)
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,074,607
Dividend income from affiliated securities	2,510
Less: Dividend withholding taxes	(74)
Total investment income	1,077,043

EXPENSES:
Investment advisory fee (See Note 3)	203,533
Total expenses	203,533
Fee waiver from adviser (See Note 3)	(1,152)
Net expenses	202,381
NET INVESTMENT INCOME (LOSS)	874,662

REALIZED AND UNREALIZED GAIN (LOSS)	17,723,457
Net realized gain (loss) from:
Investments in unaffiliated securities	(263,789)
Investments in affiliated securities	1,636
In-kind redemptions in unaffiliated securities	43,270,577
In-kind redemptions in affiliated securities	61,068
Net realized gain (loss)	43,069,492

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(25,342,985)
Investments in affiliated securities	(3,050)
Net change in unrealized appreciation (depreciation)	(25,346,035)
Net realized and unrealized gain (loss)	17,723,457
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,598,119

(a) Inception date of the Fund was December 17, 2025.

The accompanying notes are an integral part of these financial statements.

4

CAMBRIA ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Cambria Endowment Style ETF		Cambria Global EW ETF
	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$1,959,973	$1,131,000	$1,385,502	$284,006
Net realized gain (loss)	7,759,065	44,001,079	18,486,505	37,159,775
Net change in unrealized appreciation (depreciation)	4,047,302	(20,021,438)	(8,346,047)	(34,043,461)
Net increase (decrease) in net assets from operations	13,766,340	25,110,641	11,525,960	3,400,320

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,029,008)	(971,284)	(1,478,488)	—
Total distributions to shareholders	(2,029,008)	(971,284)	(1,478,488)	—

CAPITAL TRANSACTIONS:
Shares sold	22,357,885	59,765,926	14,505,475	50,996,793
Shares issued from reorganization (See Note 1)	—	98,178,992	—	154,898,631
Shares redeemed	(15,700,176)	(57,317,170)	(34,949,615)	(57,983,220)
Net increase (decrease) in net assets from capital transactions	6,657,709	100,627,748	(20,444,140)	147,912,204

NET INCREASE (DECREASE) IN NET ASSETS	18,395,041	124,767,105	(10,396,668)	151,312,524

NET ASSETS:
Beginning of the period	124,767,105	—	151,312,524	—
End of the period	$143,162,146	$124,767,105	$140,915,856	$151,312,524

SHARES TRANSACTIONS
Shares sold	680,000	2,160,000	260,000	1,020,000
Shares issued from reorganization (See Note 1)	—	3,930,000	—	3,100,000
Shares redeemed	(480,000)	(2,070,000)	(660,000)	(1,160,000)
Total increase (decrease) in shares outstanding	200,000	4,020,000	(400,000)	2,960,000

(a)	Inception date of the Fund was April 9, 2025.
(b)	Inception date of the Fund was September 24, 2025.

The accompanying notes are an integral part of these financial statements.

5

CAMBRIA ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Cambria Tax Aware ETF		Cambria US EW ETF
	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)	Period ended May 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(20,675)	$155,862	$874,662
Net realized gain (loss)	4,995,566	10,666,858	43,069,492
Net change in unrealized appreciation (depreciation)	(2,977,379)	(6,877,671)	(25,346,035)
Net increase (decrease) in net assets from operations	1,997,512	3,945,049	18,598,119

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(103,868)	(64,930)	(953,863)
Total distributions to shareholders	(103,868)	(64,930)	(953,863)

CAPITAL TRANSACTIONS:
Shares sold	8,699,580	26,893,453	46,381,406
Shares issued from reorganization (See Note 1)	—	27,027,829	185,831,287
Shares redeemed	(15,501,077)	(27,439,187)	(62,449,232)
Net increase (decrease) in net assets from capital transactions	(6,801,497)	26,482,095	169,763,461

NET INCREASE (DECREASE) IN NET ASSETS	(4,907,853)	30,362,214	187,407,717

NET ASSETS:
Beginning of the period	30,362,214	—	—
End of the period	$25,454,361	$30,362,214	$187,407,717

SHARES TRANSACTIONS
Shares sold	300,000	1,080,000	900,000
Shares issued from reorganization (See Note 1)	—	1,081,000	3,717,000
Shares redeemed	(530,000)	(1,100,000)	(1,210,000)
Total increase (decrease) in shares outstanding	(230,000)	1,061,000	3,407,000

(a)	Inception date of the Fund was December 17, 2024.
(b)	Inception date of the Fund was December 17, 2025.
The accompanying notes are an integral part of these financial statements.

6

CAMBRIA ETFs
FINANCIAL HIGHLIGHTS

Cambria Endowment Style ETF

	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$31.04	$24.98

INVESTMENT OPERATIONS:
Net investment income(b)	0.48	0.28
Net realized and unrealized gain (loss) on investments(c)	2.90	6.02(j)
Total from investment operations	3.38	6.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.24)
Total distributions	(0.50)	(0.24)

Net asset value, end of period	$33.92	$31.04

TOTAL RETURN(d)	11.07%	25.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$143,162	$124,767
Ratio of expenses to average net assets(e)(f)	0.05%	0.04%
Ratio of dividends, interest and borrowing expense to average net assets(e)(f)	0.05%	0.04%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)(f)	0.00% (g)	—%
Ratio of net investment income (loss) to average net assets(e)(f)	2.97%	1.54%
Portfolio turnover rate(d)(h)	7%	66%

(a)	Inception date of the Fund was April 9, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes increase in payments by affiliates of less than $0.01.

The accompanying notes are an integral part of these financial statements.

7

CAMBRIA ETFs
FINANCIAL HIGHLIGHTS (CONTINUED)

Cambria Global EW ETF

	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$51.12	$49.97

INVESTMENT OPERATIONS:
Net investment income(b)	0.50	0.09
Net realized and unrealized gain (loss) on investments(c)	3.96	1.06
Total from investment operations	4.46	1.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	—
Total distributions	(0.53)	—

Net asset value, end of period	$55.05	$51.12

TOTAL RETURN(d)	8.81%	2.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$140,916	$151,313
Ratio of expenses to average net assets(e)(f)	0.25%	0.25%
Ratio of net investment income (loss) to average net assets(e)(f)	1.91%	1.01%
Portfolio turnover rate(d)(g)	10%	32%

(a)	Inception date of the Fund was September 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

8

CAMBRIA ETFs
FINANCIAL HIGHLIGHTS (CONTINUED)

Cambria Tax Aware ETF

	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$28.62	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	(0.02)	0.14
Net realized and unrealized gain (loss) on investments(c)	2.13	3.54
Total from investment operations	2.11	3.68

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.06)
Total distributions	(0.10)	(0.06)

Net asset value, end of period	$30.63	$28.62

TOTAL RETURN(d)	7.40%	14.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,454	$30,362
Ratio of expenses to average net assets:
Before expense waiver/recoupment (e)(f)	0.49%	0.49%
After expense waiver/recoupment(e)(f)	0.39%	0.49%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.16)%	0.57%
Portfolio turnover rate(d)(g)	38%	78%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

9

CAMBRIA ETFs
FINANCIAL HIGHLIGHTS (CONTINUED)

Cambria US EW ETF

Period ended May 31, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized gain (loss) on investments(c)	5.03
Total from investment operations	5.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)
Total distributions	(0.27)

Net asset value, end of period	$55.01

TOTAL RETURN(d)	10.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$187,408
Ratio of expenses to average net assets(e)(f)	0.25% (g)
Ratio of net investment income (loss) to average net assets(e)(f)	1.08%
Portfolio turnover rate(d)(h)	23%

(a)	Inception date of the Fund was December 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	This ratio includes expense reimbursement / recoupment that represents less than 0.005% of average net assets.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

CAMBRIA ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Cambria Endowment Style ETF (“ENDW”), Cambria Global EW ETF (“GEW”), Cambria Tax Aware ETF (“TAX”) and Cambria US EW ETF (“USEW”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification classification
ENDW	April 9, 2025	10,000	The Nasdaq Stock Market LLC	Diversified
GEW	September 24, 2025	10,000	The Nasdaq Stock Market LLC	Diversified
TAX	December 17, 2024	10,000	The Nasdaq Stock Market LLC	Diversified
USEW	December 17, 2025	10,000	Cboe BZX Exchange, Inc.	Diversified

The investment objective for each Fund is to:

Fund	Investment Objective
ENDW	seeks income and capital appreciation.
GEW	seeks to achieve capital appreciation
TAX	seeks to provide a tax-efficient investment return consisting of capital appreciation.
USEW	seeks to achieve capital appreciation

As part of ENDW’s commencement of operations on April 9, 2025, ENDW received an in-kind contribution from separately managed accounts of various investment advisory firms, which consisted of $98,178,992 of securities which were recorded at their current value to align ENDW’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ENDW elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of April 9, 2025, was $46,552,655, resulting in net unrealized appreciation on investments of $51,626,337 as of that date. As a result of the in-kind contribution, ENDW issued 3,930,000 shares at a $24.98 per share net asset value.

As part of GEW’s commencement of operations on September 24, 2025, GEW received an in-kind contribution from separately managed accounts of various investment advisory firms, which consisted of $154,858,631 of securities which were recorded at their current value to align GEW’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, GEW elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of September 24, 2025, was $70,006,304, resulting in net unrealized appreciation on investments of $84,892,327 as of that date. As a result of the in-kind contribution, GEW issued 3,100,000 shares at a $49.97 per share net asset value.

As part of TAX’s commencement of operations on December 17, 2024, TAX received an in-kind contribution from accounts of various investment advisory firms, which consisted of $27,027,829 of securities which were recorded at their current value to align TAX’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, TAX elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 17, 2024, was $14,283,872, resulting in net unrealized appreciation on investments of $12,743,957 as of that date. As a result of the in-kind contribution, TAX issued 1,081,000 shares at a $25.00 per share net asset value.

11

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

As part of USEW’s commencement of operations on December 17, 2025, USEW received an in-kind contribution from separately managed accounts of various investment advisory firms, which consisted of $185,831,287 of securities which were recorded at their current value to align USEW’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, USEW elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 17, 2025, was $76,398,481, resulting in net unrealized appreciation on investments of $109,432,806 as of that date. As a result of the in-kind contribution, USEW issued 3,717,000 shares at a $50.00 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from December 1, 2025 to May 31, 2026 for each Fund except USEW, which is from December 17, 2025 to May 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using

12

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

13

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

The following is a summary of the fair value classification of the Funds’ investments as of the Current Fiscal Period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ENDW(a)
Investments:
Exchange Traded Funds	$—	$106,166,394	$—	$—	$106,166,394
Common Stocks	—	32,448,321	—	—	32,448,321
Money Market Funds	—	4,490,381	—	—	4,490,381
Investments Purchased with Proceeds from Securities Lending(b)	2,835,303	—	—	—	2,835,303
Total Investments	$2,835,303	$143,105,096	$—	$—	$145,940,399

Other Financial Instruments:
Futures Contracts(c)	$—	$78,847	$—	$—	$78,847
Total Other Financial Instruments	$—	$78,847	$—	$—	$78,847

GEW
Investments:
Common Stocks	$—	$116,123,125	$—	$—	$116,123,125
Exchange Traded Funds	—	21,676,859	—	—	21,676,859
Real Estate Investment Trusts	—	1,240,292	—	—	1,240,292
Money Market Funds	—	1,597,300	—	—	1,597,300
Total Investments	$—	$140,637,576	$—	$—	$140,637,576

TAX
Investments:
Common Stocks	$—	$25,402,733	$—	$—	$25,402,733
Money Market Funds	—	47,809	—	—	47,809
Total Investments	$—	$25,450,542	$—	$—	$25,450,542

USEW
Investments:
Common Stocks	$—	$122,667,934	$—	$—	$122,667,934
Exchange Traded Funds	—	63,824,491	—	—	63,824,491
Real Estate Investment Trusts	—	321,670	—	—	321,670
Money Market Funds	—	525,861	—	—	525,861
Total Investments	$—	$187,339,956	$—	$—	$187,339,956

14

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

(a)	The Fund is an investment company and follows the accounting and reporting guidance of ASC Topic 946, Financial Services- Investment Companies. Accordingly, the Fund does not consolidate portfolio companies, even in the instances where the Fund may own a controlling financial interest. Investments in controlled portfolio companies were done in accordance with the Fund’s valuation policy and may involve a greater degree of judgment in determining fair value. The valuation for Cambria Value and Momentum ETF as of May 31, 2026 was based on the official end of day close price and is classified as Level 1 within the fair value hierarchy.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,835,303 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(c)	The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Derivative Transactions. The values of derivative instruments on the Statements of Assets and Liabilities for ENDW as of the Current Fiscal Period end, is as follows:

		Asset Derivatives		Value of Unrealized Appreciation (Depreciation)*
Derivatives Instrument	Risk Exposure	Statement of Assets and Liabilities Location		ENDW
Futures contracts	Treasury risk	Variation margin on futures contracts	$	$78,847

* Includes cumulative appreciation and depreciation on futures contracts as reported on the consolidated Schedule of Open Futures Contracts. Only the current day’s variation margin is presented on the consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on each Fund's Statement of Operations for the Current Fiscal Period is as follows:

Statement of Operations Location	ENDW
Treasury Risk Exposure
Net realized gain (loss) on futures contracts	$(1,168,896)
Net change in unrealized appreciation (depreciation) on futures contracts	$34,039

During the Current Fiscal Period, the average notional value of futures contracts for ENDW was $39,040,365.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) –

15

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

E.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

F.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

16

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

Distributions to shareholders from net investment income for ENDW, GEW and USEW are declared and paid on a quarterly basis, whereas distributions to shareholders from net investment income for TAX are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

G.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

K.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended November 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ENDW	$(44,950,633)	$44,950,633
GEW	(39,032,198)	39,032,198
TAX	(10,848,581)	10,848,581

As of November 30, 2025, USEW had not yet commenced operations.

L.Controlled Affiliate. Under Section 2(a)(9) of the Investment Company Act of 1940, beneficial ownership of more than 25% of the outstanding voting securities of an issuer creates a presumption of control. As of May 31, 2026,

17

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

ENDW owned approximately 28% of the outstanding shares of Cambria Value and Momentum ETF. Accordingly, the Cambria Value and Momentum ETF is considered a controlled affiliate of the Fund for financial reporting purposes.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ENDW	0.00%
GEW (a)	0.25%
TAX (b)	0.49%
USEW (c)	0.25%
(a) The Adviser has contractually agreed to waive receipt of its management fees for GEW to the extent necessary to offset any acquired fund fees and expenses relating to GEW’s investment in TAX. Any acquired fund fees and expenses associated with GEW’s investments in any other acquired funds are not included in the fee waiver.
(b) The Adviser has agreed to a voluntary waiver of the advisory fees on net assets under $50 million.
(c) The Adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset any acquired fund fees and expenses relating to USEW’s investment in ETFs that are advised or sub-advised by Cambria. Any acquired fund fees and expenses associated with USEW’s investments in any other acquired funds are not included in the fee waiver.

Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”), serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value

18

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the Current Fiscal Period, ENDW had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the Current Fiscal Period, the values of the securities on loan and payable for collateral due to broker for the applicable fund were as follows:

	Value of Securities on Loan	Payable for Collateral Received*
ENDW	$2,757,972	$2,835,303

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable funds during the Current Fiscal Period was as follows:

ENDW	$182

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ENDW	$8,730,642	$12,843,823
GEW	14,064,315	13,874,465
TAX	10,900,407	9,836,909
USEW	43,638,485	42,290,714

19

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
ENDW	$20,754,873	$15,461,907
GEW	12,344,349	32,251,332
TAX	8,139,773	14,963,587
USEW	42,388,067	60,476,019

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

NOTE 6 – TRANSACTIONS WITH AFFILIATES AND CONTROLLED COMPANIES

ENDW’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and have the same investment adviser and/or underlying fund acquired by the Fund represents more than 5% of the underlying fund's outstanding shares. The Fund had the following transactions with such affiliated funds during the Current Fiscal Period:

	Non-Controlled Securities			Controlled Securities	Total
	Cambria Chesapeake Pure Trend ETF	Cambria Global Real Estate ETF	Cambria Tax Aware ETF	Cambria Value and Momentum ETF
Value as of November 30, 2025	$6,009,296	$6,728,344	$329,235	$12,380,720	$25,447,595
Additions	1,211,336	1,136,734	56,029	2,189,138	4,593,237
Reductions	(848,695)	(800,740)	(39,566)	(1,553,946)	(3,242,947)
Realized Gain (Loss)	(5,972)	(23,301)	145	10,503	(18,625)
Net Change in Unrealized Appreciation (Depreciation)	1,443,436	183,871	23,553	464,693	2,115,553
Value as of May 31, 2026	$7,809,401	$7,224,908	$369,396	$13,491,108	$28,894,813

Shares as of May 31, 2026	398,744	277,220	12,061	385,824
Dividend / Interest Income	$—	$249,936	$1,126	$42,496

Capital Gain Distributions from Underlying Funds	$—	$—	$—	$—

USEW’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and have the same investment adviser and/or underlying fund acquired by the Fund represents more than 5% of the Fund's total assets. The Fund had the following transactions with such affiliated funds during the Current Fiscal Period:

TAX
Value as of December 17, 2025(a)(b)	$723,453
Additions	179,776
Reductions	(242,743)
Realized Gain (Loss)	62,704
Net Change in Unrealized Appreciation (Depreciation)	(3,050)

20

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

Value as of May 31, 2026	$720,140

Shares as of May 31, 2026	23,513
Dividend / Interest Income	$2,510

Capital Gain Distributions from Underlying Funds	$—

(a) Inception date of Fund.
(b) Market value and shares of securities as a result of a non-taxable exchange.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended November 30, 2025, for each Fund were as follows:

	ENDW	GEW	TAX
Tax cost of Investments	$93,026,941	$101,094,250	$24,670,901
Gross tax unrealized appreciation	31,734,609	52,439,201	7,263,222
Gross tax unrealized depreciation	(190,458)	(2,348,431)	(1,571,029)
Net tax unrealized appreciation (depreciation)	$31,544,151	$50,090,770	$5,692,193
Undistributed ordinary income	189,981	341,307	103,860
Undistributed long-term gain	—	—	—
Total distributable earnings	$189,981	$341,307	$103,860
Other accumulated gain (loss)	(919,071)	(1,171,628)	(20,558)
Total accumulated gain (loss)	$30,815,061	$49,260,449	$5,775,495

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended November 30, 2025, there were no post-October late year losses and post-October capital losses.

For the fiscal period ended November 30, 2025, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ENDW	$(919,071)	N/A
GEW	$(403,522)	$(768,106)
TAX	$(20,558)	N/A

As of November 30, 2025, USEW had not yet commenced operations.

21

CAMBRIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and the fiscal period ended November 30, 2025, were as follows:

	Fiscal Period Ended May 31, 2026 (Unaudited)	Fiscal Period Ended November 30, 2025
	Ordinary Income
ENDW(a)	$2,029,008	$971,284
GEW(b)	1,478,488	—
TAX(c)	103,868	64,930
USEW(d)	953,863	N/A

(a)	Inception date of the Fund was April 9, 2025.
(b)	Inception date of the Fund was September 24, 2025.
(c)	Inception date of the Fund was December 17, 2024.
(d)	Inception date of the Fund was December 17, 2025.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

22

CAMBRIA ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended November 30, 2025, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was:

ENDW	59.58%
GEW	0.00%
TAX	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended November 30, 2025 for each Fund was:

ENDW	25.09%
GEW	0.00%
TAX	72.93%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was:

ENDW	0.00%
GEW	0.00%
TAX	0.00%

As of November 30, 2025, USEW had not yet commenced operations.

23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Cambria US EW ETF (USEW)
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on April 25, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Cambria US EW ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”) and (ii) an amendment to the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund and other series managed by Cambria Investment Management, L.P. (the “Sub-Adviser”), the Adviser, and the Sub-Adviser, each for an initial two-year term. In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser. The Board noted that the Sub-Adviser had been managing another series of the Trust for a short time.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as the Fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the Fund’s proposed management fee and net expense ratio were only 0.25%, but higher than the respective averages of the funds in the peer group. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy as the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser would each be profitable as it relates to their respective advisory fee arrangements. The Board discussed the estimated profitability for the Adviser and the Sub-Adviser, noting that since the numbers were based on estimates it was premature to meaningfully evaluate each firm’s profitability. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026